Asset transfers (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 20,997	£ 16,962
Fair value of associated liabilities	20,394	16,522
Trading assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	7,708	7,907
Loans to banks - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	70	10
Loans to customers - amortised cost
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	45	281
Other financial assets
Securities repurchase agreements or lending transactions
Fair value of transferred financial asset not derecognised	£ 13,174	£ 8,764